CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 97,171	$ 32,684
Restricted cash	56,473	30,728
Accounts receivable, net of allowance for doubtful accounts of $930 and $962 as of December 31, 2013 and 2014, respectively	72,680	39,409
Prepaid expenses and other current assets	23,691	17,326
Amounts due from related parties	269	510
Current deferred tax assets	1,564	973
Inventories	377	313
Total current assets	252,225	121,943
Distribution rights	6,546	6,554
Production costs	168,475	142,245
Prepaid film costs	4,407	4,406
Property and equipment, net	75,716	63,679
Acquired intangible assets, net	2,346	2,452
Non-current deferred tax assets	918	510
Cost method investments	1,477	1,479
Equity method investments	34,622	26,278
Goodwill	49,312	50,540
Long-term prepaid expenses	34
Total assets	596,078	420,086
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $22,913 and $29,882 as of December 31, 2013 and 2014, respectively)	31,592	24,540
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $29,639 and $46,699 as of December 31, 2013 and 2014, respectively)	50,686	32,635
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $5,201 and $6,995 as of December 31, 2013 and 2014, respectively)	8,373	5,886
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $6,460 and $11,734 as of December 31, 2013 and 2014, respectively)	11,702	6,460
Bank borrowings (including bank borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of $35,425 and $54,277 as of December 31, 2013 and 2014, respectively)	127,293	60,704
Other borrowings (including other borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of $4,126 and $7,304 as of December 31, 2013 and 2014, respectively)	7,304	4,126
Current film participation financing liabilities with unrelated parties (including current film participation financing liabilities with unrelated parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $7,038 and $13,063 as of December 31, 2013 and 2014, respectively)	13,251	7,117
Current film participation financing liabilities with a related party (including current film participations financing liabilities with a related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of $36,705 and $84,033 as of December 31, 2013 and 2014, respectively)	84,033	36,705
Total current liabilities	334,234	178,173
Bank borrowings (including bank borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $24,227 as of December 31, 2013 and 2014, respectively)	24,227	20,000
Deferred income (including deferred income of the consolidated variable interest entities without recourse to Bona Film Group Limited of $873 and $1,049 as of December 31, 2013 and 2014, respectively)	1,249	1,359
Noncurrent film participation financing liabilities with an related party (including current film participation financing liabilities with an unrelated party of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $1,990 as of December 31, 2013 and 2014, respectively)	1,990
Non-current film participation financing liabilities with a related party (including current film participation financing liabilities with a related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of $17,675 and $14,667 as of December 31, 2013 and 2014, respectively	14,667	17,675
Noncurrent deferred tax liabilities (including noncurrent deferred tax liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $23 and nil as of December 31, 2013 and 2014, respectively)		23
Total liabilities	376,367	217,230
Commitments and contingencies (Note 25)
Equity
Bona Film Group Limited's ordinary shares ( $0.0005 par value; 85,000,000 shares authorized, 31,402,346 and 30,160,235 shares issued and outstanding as of December 31, 2013 and 31,402,346 and 30,496,848 shares issued and outstanding as of December 31, 2014)	15	15
Additional paid-in capital	195,976	182,782
Statutory reserves	3,704	3,534
Accumulated profit	11,445	5,217
Accumulated other comprehensive income	6,532	9,512
Total Bona Film Group Limited's equity	217,672	201,060
Noncontrolling interests	2,039	1,796
Total equity	219,711	202,856
Total liabilities and equity	596,078	420,086
Consolidated variable interest entities without recourse
Current assets
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $22,913 and $29,882 as of December 31, 2013 and 2014, respectively)	29,882	22,913
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $29,639 and $46,699 as of December 31, 2013 and 2014, respectively)	46,699	29,639
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $5,201 and $6,995 as of December 31, 2013 and 2014, respectively)	6,995	5,201
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $6,460 and $11,734 as of December 31, 2013 and 2014, respectively)	11,734	6,460
Bank borrowings (including bank borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of $35,425 and $54,277 as of December 31, 2013 and 2014, respectively)	54,277	35,425
Other borrowings (including other borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of $4,126 and $7,304 as of December 31, 2013 and 2014, respectively)	7,304	4,126
Current film participation financing liabilities with unrelated parties (including current film participation financing liabilities with unrelated parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $7,038 and $13,063 as of December 31, 2013 and 2014, respectively)	13,063	7,038
Current film participation financing liabilities with a related party (including current film participations financing liabilities with a related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of $36,705 and $84,033 as of December 31, 2013 and 2014, respectively)	84,033	36,705
Bank borrowings (including bank borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $24,227 as of December 31, 2013 and 2014, respectively)	24,227	0
Deferred income (including deferred income of the consolidated variable interest entities without recourse to Bona Film Group Limited of $873 and $1,049 as of December 31, 2013 and 2014, respectively)	1,049	873
Noncurrent film participation financing liabilities with an related party (including current film participation financing liabilities with an unrelated party of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $1,990 as of December 31, 2013 and 2014, respectively)	1,990	0
Non-current film participation financing liabilities with a related party (including current film participation financing liabilities with a related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of $17,675 and $14,667 as of December 31, 2013 and 2014, respectively	14,667	17,675
Noncurrent deferred tax liabilities (including noncurrent deferred tax liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $23 and nil as of December 31, 2013 and 2014, respectively)	$ 0	$ 23